Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheets date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On April 28, 2021, Galileo Acquisition Corp., entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Shapeways, Inc., a Delaware corporation (“Shapeways”), Galileo Acquisition Holdings Inc., a Delaware corporation and a wholly-owned subsidiary of Galileo (“Merger Sub”), Galileo Founders Holdings, L.P., a Delaware limited partnership (the “Sponsor”), in the capacity as the representative of the stockholders of Galileo (other than the Shapeways Securityholders) from and after the closing (the “Closing”) of the transactions contemplated by the Merger Agreement (collectively, the “Transaction”) (in such capacity, the “Purchaser Representative”), and Fortis Advisors LLC, in the capacity as the representative of the Shapeways Securityholders from and after the Closing of the Transaction (in such capacity, the “Seller Representative”).

Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, (i) prior to the Closing, Galileo will continue out of the Cayman Islands and into the State of Delaware to re-domicile and become a Delaware corporation (the “Domestication”) and (ii) at the Closing of the Transaction, and following the Domestication and the PIPE Investment (defined below), Merger Sub will merge with and into Shapeways (the “Merger”), with Shapeways continuing as the surviving entity and wholly-owned subsidiary of Galileo, and with each Shapeways stockholder receiving shares of Galileo common stock at the Closing (as further described below). Simultaneously with entering into the Merger Agreement, Galileo entered into Subscription Agreements (as defined below) with investors (“PIPE Investors”) to purchase a total of 7.5 million shares of Galileo common stock in a private equity investment (“PIPE”) in Galileo at $10.00 per share with aggregate gross proceeds to Galileo of $75,000,000. The PIPE Investors include certain existing Shapeways stockholders and a strategic investor that has entered into a commercial relationship with Shapeways.

The Merger Agreement contains customary conditions to Closing, including the following mutual conditions of the parties (unless waived): (i) approval of the shareholders of Galileo and Shapeways; (ii) approvals of any required governmental authorities and completion of any antitrust expiration periods; (iii) no law or order preventing the Transaction; (iv) the Registration Statement having been declared effective by the SEC; (v) the satisfaction of the $5,000,001 minimum net tangible asset test by Galileo; (vi) approval of the Galileo common stock for listing on NYSE; (vii) consummation of the Domestication; and (viii) reconstitution of the post-Closing board of directors as contemplated under the Merger Agreement.

Simultaneously with the execution of the Merger Agreement, Galileo and Shapeways entered into subscription agreements (collectively, the “Subscription Agreements”) with PIPE Investors for an aggregate for 7,500,000 shares of Galileo’s common stock, par value $0.0001 per share (the “PIPE Shares”), at a price of $10.00 per share, for an aggregate of $75,000,000, in a private placement to be consummated simultaneously with the closing of the Transaction (the “PIPE Investment”). The consummation of the transactions contemplated by the Subscription Agreements is conditioned on the concurrent Closing and other customary closing conditions. Among other things, each PIPE Investor agreed in the Subscription Agreement that it and its affiliates will not have any right, title, interest or claim of any kind in or to any monies in Galileo’s trust account held for its public stockholders, and agreed not to, and waived any right to, make any claim against the trust account (including any distributions therefrom). In addition, Shapeways granted certain customary resale registration rights to the PIPE Investors in the Subscription Agreements.

SHAPEWAYS, INC
Subsequent Events

Note 14. Subsequent Events

Merger Transaction

On April 28, 2021, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), by and among Galileo Acquisition Corp., a publicly traded special purpose acquisition company (SPAC) and Cayman Islands exempted company (“Galileo”), Galileo Founders Holdings, L.P. (the “Sponsor”), Galileo Acquisition Holdings, Inc., a Delaware corporation and wholly-owned subsidiary of Galileo (“Merger Sub”), and certain other parties thereto.

On September 29, 2021 (the “Closing Date”), as contemplated by the Merger Agreement, the business combination whereby Merger Sub merged with and into Shapeways (the “Closing”), with the Company surviving as a wholly-owned subsidiary of Galileo (the “Merger” and, collectively with the other transactions described in the Merger Agreement, the “Business Combination”) was consummated. On the Closing Date, Galileo filed a notice of deregistration with the Cayman Islands Registrar of Companies, together with the necessary accompanying documents, and filed a certificate of incorporation and a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which Galileo was domesticated and continued as a Delaware corporation, changing its name to “Shapeways Holdings, Inc.” As a result of the Merger, each outstanding share of the Company’s capital stock was converted into the right to receive newly issued shares of Galileo’s common stock.

PIPE Investment

Simultaneously with the execution of the Merger Agreement, Galileo entered into subscription agreements  pursuant to which certain investors agreed to purchase an aggregate of 7,500,000 shares of Galileo’s common stock for a purchase price of $10.00 per share and $75,000,000 in the aggregate (the “PIPE Investment”). At the Closing, the PIPE Investment was consummated.

Sponsor Warrants

At the Closing, (i) 690,000 ordinary shares of Galileo held by the Sponsor were cancelled and forfeited, (ii) the remaining 2,760,000 outstanding Galileo ordinary shares were converted into shares of Galileo’s common stock on a one-for-one basis and (iii) the Sponsor exercised its right to convert $500,000 in aggregate outstanding principal amount of the convertible promissory note issued by Galileo into an aggregate of 500,000 warrants excisable for Galileo’s common stock at a purchase price of $1.00 per warrant.

Warrant Exercises

In connection with the Closing, all warrants to purchase the Company’s common stock and preferred stock outstanding immediately prior to the Closing were exercised in full and converted into shares of the Company’s common stock or preferred stock, as applicable, in accordance with their terms. Each such share of Shapeways preferred stock and Shapeways common stock issued upon the exercise of such warrants was converted into an aggregate of 301,750 shares of Galileo’s common stock.

Earnout Shares and Earnout RSUs

Following the Closing, holders of the Company’s legacy common stock and outstanding options received an aggregate of (i) 3,510,405 shares of Galileo’s common stock and (ii) 493,489 restricted stock units denominated in shares of Galileo’s common stock granted Galileo’s 2021 Equity Incentive Plan, each of which are subject to the earnout vesting and forfeiture conditions described in the Merger Agreement.

Termination of Term Loan

At the Closing, the Company repaid and terminated the Term Loan.

Note 15. Subsequent Events

The Company has evaluated all known subsequent events through March 15, 2021, which is the date these consolidated financial statements were available to be issued, and has determined that no subsequent events have occurred requiring recognition or disclosure in these consolidated financial statements.